Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Ordinary Shares and Protected Ordinary Shares Issued and Outstanding

	December 31,
	2019	2018
A1 protected ordinary shares	—	8,492,054
A2 protected ordinary shares	—	4,302,386
A3 protected ordinary shares	—	3,350,038
A4 protected ordinary shares	—	2,317,434
Ordinary shares	31,937,772	7,063,458
	31,937,772	25,525,370

Schedule of Status of Options

	December 31, 2019
			Weighted-
			average
		Weighted-	remaining
		average	contractual
	Number of	exercise	term
	options	price	(in years)
Outstanding at the beginning of the year	2,974,891	5.86	8.32
Granted	1,829,455	16.87
Exercised	(161,398)	5.37
Forfeited	(182,659)	11.07
Outstanding at the end of the year	4,460,289	9.93	8.07
Exercisable at the end of the year	1,662,729	5.70	6.85

Schedule of Fair Value of Options Estimated on Grant Date

The fair value of these options was estimated on the grant date based on the following weighted average assumptions for:

	Year ended
	December 31,
	2019	2018	2017
Volatility	50%	45% – 50%	51% – 56%
Expected term in years	5.0 – 6.11	5.25 – 6.25	6.25
Risk-free interest rate	1.52% – 2.59%	2.0% – 3.07%	2.0% – 2.4%
Estimated fair value of underlying ordinary shares	12.8 – 22.64	8.69 – 18.47	4.75 – 5.56
Dividend yield	0%	0%	0%

Schedule of Options Outstanding under 2011 Plan and 2011 Sub-Plan

	Outstanding		Exercisable
		Weighted		Weighted
		average		average
		remaining		remaining
	Number of	contractual	Number of	contractual
Exercise price	options	life (in years)	options	life (years)
$0.00-$0.33	157,655	8.64	45,546	7.78
$1.61- $2.01	449,173	4.58	449,173	4.58
$4.48- $5.55	1,482,296	7.63	880,095	7.38
$8.70- $10.84	324,749	8.22	111,809	7.77
$12.78- $18.46	1,475,433	8.97	93,148	8.86
$21.81-$24.79	570,983	9.41	82,958	9.47
	4,460,289	8.07	1,662,729	6.85
Aggregate intrinsic value	$60,513		$29,601

Schedule of Status of RSU

	December 31, 2019
		Weighted-
	Number of	average
	RSU	grant date fair value
Outstanding at the beginning of the year	—	—
Granted	124,727	22.95
Vested	(849)	23.14
Forfeited	(5,625)	23.03
Outstanding at the end of the year	118,253	22.95

Schedule of Stock-Based Compensation Costs

	Year ended
	December 31,
	2019	2018	2017
Cost of revenue	$142	$12	$20
Research and development	3,197	731	286
Sales and marketing	1,853	1,480	836
General and administrative	3,707	9,425	261
	$8,899	$11,648	$1,403